Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST V
Entity Central Index Key	0000200489
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000006520 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class A
Trading Symbol	MIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$144	1.29%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class A shares of the MFS International New Discovery Fund (fund) provided a total return of 23.31%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.31%	5.20%	5.66%
A with initial sales charge (5.75%)	16.22%	3.97%	5.03%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,620,346,616
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 54,007,179	[1]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

Largest Holdings [Text Block]
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

C000006525 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class B
Trading Symbol	MIDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$228	2.05%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class B shares of the MFS International New Discovery Fund (fund) provided a total return of 22.42%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	22.42%	4.42%	4.87%
B with CDSC (declining over six years from 4% to 0%)×	18.42%	4.08%	4.87%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,620,346,616
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 54,007,179	[2]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

Largest Holdings [Text Block]
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

C000006526 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class C
Trading Symbol	MIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$227	2.04%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class C shares of the MFS International New Discovery Fund (fund) provided a total return of 22.42%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.42%	4.43%	4.87%
C with CDSC (1% for 12 months)×	21.42%	4.43%	4.87%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,620,346,616
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 54,007,179	[3]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

Largest Holdings [Text Block]
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

C000006527 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class I
Trading Symbol	MWNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class I shares of the MFS International New Discovery Fund (fund) provided a total return of 23.64%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	23.64%	5.47%	5.92%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,620,346,616
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 54,007,179	[4]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

Largest Holdings [Text Block]
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

C000006529 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R1
Trading Symbol	MIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$227	2.04%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R1 shares of the MFS International New Discovery Fund (fund) provided a total return of 22.42%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.42%	4.43%	4.87%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,620,346,616
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 54,007,179	[5]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

Largest Holdings [Text Block]
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

C000006531 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R2
Trading Symbol	MIDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$172	1.54%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R2 shares of the MFS International New Discovery Fund (fund) provided a total return of 23.03%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	23.03%	4.95%	5.39%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,620,346,616
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 54,007,179	[6]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

Largest Holdings [Text Block]
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

C000006532 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R3
Trading Symbol	MIDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$144	1.29%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R3 shares of the MFS International New Discovery Fund (fund) provided a total return of 23.33%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	23.33%	5.21%	5.66%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,620,346,616
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 54,007,179	[7]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

Largest Holdings [Text Block]
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

C000006521 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R4
Trading Symbol	MIDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R4 shares of the MFS International New Discovery Fund (fund) provided a total return of 23.62%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	23.62%	5.47%	5.92%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,620,346,616
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 54,007,179	[8]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

Largest Holdings [Text Block]
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

C000116933 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R6
Trading Symbol	MIDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R6 shares of the MFS International New Discovery Fund (fund) provided a total return of 23.80%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	23.80%	5.61%	6.06%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,620,346,616
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 54,007,179	[9]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

Largest Holdings [Text Block]
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%

C000006533 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class A
Trading Symbol	MFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$89	0.77%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class A shares of the MFS Research Fund (fund) provided a total return of 31.41%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	31.41%	13.13%	11.92%
A with initial sales charge (5.75%)	23.86%	11.79%	11.26%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 8,268,632,076
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 32,372,060	[10]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

C000006538 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class B
Trading Symbol	MFRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$175	1.52%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class B shares of the MFS Research Fund (fund) provided a total return of 30.45%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	30.45%	12.28%	11.09%
B with CDSC (declining over six years from 4% to 0%)×	26.45%	12.02%	11.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 8,268,632,076
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 32,372,060	[11]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

C000006539 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class C
Trading Symbol	MFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.52%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class C shares of the MFS Research Fund (fund) provided a total return of 30.44%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	30.44%	12.28%	11.09%
C with CDSC (1% for 12 months)×	29.44%	12.28%	11.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 8,268,632,076
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 32,372,060	[12]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

C000006540 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class I
Trading Symbol	MRFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$60	0.52%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class I shares of the MFS Research Fund (fund) provided a total return of 31.76%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	31.76%	13.41%	12.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 8,268,632,076
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 32,372,060	[13]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

C000006542 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R1
Trading Symbol	MFRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$175	1.52%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R1 shares of the MFS Research Fund (fund) provided a total return of 30.44%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	30.44%	12.28%	11.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 8,268,632,076
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 32,372,060	[14]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

C000006544 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R2
Trading Symbol	MSRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$118	1.02%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R2 shares of the MFS Research Fund (fund) provided a total return of 31.09%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	31.09%	12.84%	11.64%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 8,268,632,076
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 32,372,060	[15]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

C000006545 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R3
Trading Symbol	MFRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$89	0.77%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R3 shares of the MFS Research Fund (fund) provided a total return of 31.43%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	31.43%	13.12%	11.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 8,268,632,076
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 32,372,060	[16]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

C000006534 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R4
Trading Symbol	MFRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$60	0.52%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R4 shares of the MFS Research Fund (fund) provided a total return of 31.75%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	31.75%	13.40%	12.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 8,268,632,076
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 32,372,060	[17]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

C000034431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R6
Trading Symbol	MFRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	0.46%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R6 shares of the MFS Research Fund (fund) provided a total return of 31.85%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	31.85%	13.48%	12.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 8,268,632,076
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 32,372,060	[18]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

C000006546 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class A
Trading Symbol	MSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class A shares of the MFS Total Return Fund (fund) provided a total return of 19.98%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	19.98%	7.52%	6.90%
A with initial sales charge (5.75%)	13.08%	6.25%	6.26%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 8,091,815,185
Holdings Count | Holding	1,083
Advisory Fees Paid, Amount	$ 26,951,491	[19]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006551 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class B
Trading Symbol	MTRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$161	1.47%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class B shares of the MFS Total Return Fund (fund) provided a total return of 19.09%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	19.09%	6.71%	6.09%
B with CDSC (declining over six years from 4% to 0%)×	15.09%	6.40%	6.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 8,091,815,185
Holdings Count | Holding	1,083
Advisory Fees Paid, Amount	$ 26,951,491	[20]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006552 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class C
Trading Symbol	MTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$161	1.47%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class C shares of the MFS Total Return Fund (fund) provided a total return of 19.08%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	19.08%	6.72%	6.10%
C with CDSC (1% for 12 months)×	18.08%	6.72%	6.10%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 8,091,815,185
Holdings Count | Holding	1,083
Advisory Fees Paid, Amount	$ 26,951,491	[21]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006553 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class I
Trading Symbol	MTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class I shares of the MFS Total Return Fund (fund) provided a total return of 20.29%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	20.29%	7.79%	7.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 8,091,815,185
Holdings Count | Holding	1,083
Advisory Fees Paid, Amount	$ 26,951,491	[22]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006555 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R1
Trading Symbol	MSFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$161	1.47%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R1 shares of the MFS Total Return Fund (fund) provided a total return of 19.06%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	19.06%	6.71%	6.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 8,091,815,185
Holdings Count | Holding	1,083
Advisory Fees Paid, Amount	$ 26,951,491	[23]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006557 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R2
Trading Symbol	MTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R2 shares of the MFS Total Return Fund (fund) provided a total return of 19.70%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	19.70%	7.25%	6.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 8,091,815,185
Holdings Count | Holding	1,083
Advisory Fees Paid, Amount	$ 26,951,491	[24]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006558 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R3
Trading Symbol	MSFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R3 shares of the MFS Total Return Fund (fund) provided a total return of 19.96%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	19.96%	7.52%	6.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 8,091,815,185
Holdings Count | Holding	1,083
Advisory Fees Paid, Amount	$ 26,951,491	[25]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006547 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R4
Trading Symbol	MSFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R4 shares of the MFS Total Return Fund (fund) provided a total return of 20.31%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	20.31%	7.78%	7.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 8,091,815,185
Holdings Count | Holding	1,083
Advisory Fees Paid, Amount	$ 26,951,491	[26]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000116934 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R6
Trading Symbol	MSFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R6 shares of the MFS Total Return Fund (fund) provided a total return of 20.37%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	20.37%	7.87%	7.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 8,091,815,185
Holdings Count | Holding	1,083
Advisory Fees Paid, Amount	$ 26,951,491	[27]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Includes the effect of any management fee waivers, if applicable.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Includes the effect of any management fee waivers, if applicable.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.
[25]	Includes the effect of any management fee waivers, if applicable.
[26]	Includes the effect of any management fee waivers, if applicable.
[27]	Includes the effect of any management fee waivers, if applicable.